Janus Henderson Small-Mid Cap Value Fund Expense Example, No Redemption - Class A C S I N T Shares [Member] - Janus Henderson Small-Mid Cap Value Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 699
Expense Example, No Redemption, 3 Years	1,028
Expense Example, No Redemption, 5 Years	1,380
Expense Example, No Redemption, 10 Years	2,370
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	204
Expense Example, No Redemption, 3 Years	791
Expense Example, No Redemption, 5 Years	1,405
Expense Example, No Redemption, 10 Years	2,782
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	144
Expense Example, No Redemption, 3 Years	800
Expense Example, No Redemption, 5 Years	1,482
Expense Example, No Redemption, 10 Years	3,302
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	103
Expense Example, No Redemption, 3 Years	381
Expense Example, No Redemption, 5 Years	681
Expense Example, No Redemption, 10 Years	1,532
Class N
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	344
Expense Example, No Redemption, 5 Years	614
Expense Example, No Redemption, 10 Years	1,387
Class T
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	117
Expense Example, No Redemption, 3 Years	427
Expense Example, No Redemption, 5 Years	759
Expense Example, No Redemption, 10 Years	$ 1,699